UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21152

Nuveen Georgia Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Georgia Quality Municipal Income Fund (NKG)
	February 28, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.9% (100.0% of Total Investments)

	MUNICIPAL BONDS – 157.9% (100.0% of Total Investments)

	Education and Civic Organizations – 15.3% (9.7% of Total Investments)
$ 700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	4/17 at 100.00	A1	$ 702,583
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
1,600	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate	7/21 at 100.00	AA	1,767,168
	Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured
1,340	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy	10/23 at 100.00	N/R	1,428,467
	Project, Series 2013B, 7.000%, 10/01/43
625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation	5/22 at 100.00	AA+	703,413
	Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31
3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center,	3/26 at 100.00	A2	3,334,050
	Inc. Project, Refunding Series 2015A, 5.000%, 3/15/36
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University,	10/23 at 100.00	AA+	3,388,890
	Refunding Series 2013A, 5.000%, 10/01/43
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University,	10/26 at 100.00	AA+	2,293,480
	Refunding Series 2016A, 5.000%, 10/01/46
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series
	2009, Tender Option Bond Trust 2015-XF0073:
730	16.171%, 9/01/32 (IF)	9/19 at 100.00	AA+	986,982
1,150	16.197%, 9/01/35 (IF)	9/19 at 100.00	AA+	1,535,388
1,325	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa2	1,438,632
	Refunding Series 2012C, 5.250%, 10/01/30
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/21 at 100.00	Baa2	1,068,340
	2012A, 5.000%, 10/01/32
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art &	4/24 at 100.00	Baa1	3,193,080
	Design Projects, Series 2014, 5.000%, 4/01/44
19,470	Total Education and Civic Organizations			21,840,473
	Health Care – 12.1% (7.7% of Total Investments)
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
	Series 1998:
205	5.250%, 12/01/22 (4)	4/17 at 100.00	D	96,350
745	5.375%, 12/01/28 (4)	4/17 at 100.00	D	350,150
665	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	4/17 at 100.00	N/R	664,189
	Series 2016, 6.500%, 4/30/17
715	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	6/20 at 100.00	AA–	781,180
	Project, Series 2010, 5.000%, 6/15/40
2,000	Development Authority of Fulton County Revenue Bonds, Georgia, Piedmont Healthcare, Inc. Project,	7/26 at 100.00	AA–	2,205,340
	Series 2016A, 5.000%, 7/01/46
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
235	5.000%, 2/15/33	2/20 at 100.00	AA–	250,571
235	5.125%, 2/15/40	2/20 at 100.00	AA–	250,228
930	5.250%, 2/15/45	2/20 at 100.00	AA–	994,365
4,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/27 at 100.00	AA–	4,541,280
	Northeast Georgia Health Services Inc., Series 2017B, 5.250%, 2/15/45
1,620	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	11/22 at 100.00	AA–	1,767,566
	East Issue, Series 2012, 5.000%, 11/15/37
	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical
	Center of Central Georgia Inc., Series 2009:
425	5.000%, 8/01/32	8/19 at 100.00	AA–	451,805
975	5.000%, 8/01/35	8/19 at 100.00	AA–	1,033,169
1,470	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/20 at 100.00	AA	1,636,154
	Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/21 – AGM Insured
2,300	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A2	2,331,326
	Medical Center, Series 2007, 5.000%, 10/01/33
16,520	Total Health Care			17,353,673
	Housing/Multifamily – 0.8% (0.5% of Total Investments)
1,205	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BBB+	1,185,491
	Trestletree Village Apartments, Series 2013A, 4.500%, 11/01/35
	Materials – 0.3% (0.2% of Total Investments)
390	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp	No Opt. Call	Baa2	390,113
	Corporation, Series 1995, 6.150%, 3/01/17
	Tax Obligation/General – 40.6% (25.7% of Total Investments)
3,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates Tanner	7/25 at 100.00	AA	3,327,570
	Medical Center, Inc. Project, Series 2015, 5.000%, 7/01/41
2,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement	1/22 at 100.00	AA	2,226,600
	Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A, 5.000%, 1/01/31
1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA+	1,515,705
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
1,725	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Performing Arts	No Opt. Call	AAA	1,967,570
	Center, Refunding Series 2013, 5.000%, 1/01/21
2,000	DeKalb County, Georgia, General Obligation Bonds, Special Transportation, Parks and Greenspace	12/26 at 100.00	Aa3	2,417,980
	and Libraries Tax District Series 2016, 5.000%, 12/01/27
	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A:
3,000	5.000%, 2/01/30 – SYNCORA GTY Insured	4/17 at 100.00	N/R	3,003,210
2,000	5.000%, 2/01/34 – SYNCORA GTY Insured	4/17 at 100.00	N/R	2,001,840
1,135	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/22 at 100.00	Aa2	1,296,488
	Center, Series 2012B, 5.000%, 7/01/23
2,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/26 at 100.00	Aa2	2,257,600
	Center, Series 2016, 5.000%, 7/01/35
3,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding & Improvement	4/25 at 100.00	AAA	3,400,500
	Series 2015, 5.000%, 4/01/44
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/25 at 100.00	AA	3,463,230
	Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
10	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	3/21 at 100.00	Aaa	10,500
	Bonds, Loan Pool Series 2011, 5.125%, 3/15/31
2,000	Georgia State, General Obligation Bonds, Refunding Series 2009I, 5.000%, 7/01/19	No Opt. Call	AAA	2,185,660
2,500	Georgia State, General Obligation Bonds, Refunding Series 2016E, 5.000%, 12/01/27	12/26 at 100.00	AAA	3,083,400
3,550	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/28	2/25 at 100.00	AAA	4,225,104
3,500	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2013, 5.000%, 2/01/36	2/23 at 100.00	AAA	3,987,305
1,500	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B,	2/24 at 100.00	Aa3	1,651,800
	5.000%, 2/01/37
3,000	Henry County School District, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/27	8/26 at 100.00	AA+	3,636,090
445	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series	7/18 at 100.00	Aa2	465,991
	2008A, 5.500%, 7/01/38
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
302	5.500%, 7/15/23	7/21 at 100.00	N/R	302,212
601	5.500%, 7/15/30	7/21 at 100.00	N/R	599,704
659	5.500%, 1/15/36	7/21 at 100.00	N/R	657,907
3,000	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center	5/26 at 100.00	Aaa	3,416,040
	Project, Series 2015, 5.000%, 5/01/47
2,260	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	2,445,410
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016:
1,000	5.000%, 8/01/30	2/26 at 100.00	Aa1	1,177,840
1,035	5.000%, 8/01/31	2/26 at 100.00	Aa1	1,214,593
2,000	Winder-Barrow Industrial Building Authority, Georgia, Revenue Bonds, City of Winder Project,	12/21 at 100.00	A1	2,208,340
	Refunding Series 2012, 5.000%, 12/01/29 – AGM Insured
51,722	Total Tax Obligation/General			58,146,189
	Tax Obligation/Limited – 17.6% (11.2% of Total Investments)
3,250	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project,	7/25 at 100.00	Aa3	3,708,705
	Senior Lien Series 2015A-1, 5.250%, 7/01/44
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2007:
110	5.250%, 12/01/19 – AGC Insured	12/17 at 100.00	AA	113,187
350	5.250%, 12/01/20	12/17 at 100.00	AA	360,140
80	5.250%, 12/01/21 – AGC Insured	12/17 at 100.00	AA	82,261
1,080	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA	1,106,784
	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D:
1,200	5.000%, 1/01/30	1/27 at 100.00	A2	1,375,620
1,525	5.000%, 1/01/31	1/27 at 100.00	A2	1,739,903
725	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/41	7/23 at 100.00	A–	775,692
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding
	Series 1993:
170	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	174,471
5,745	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	AA–	6,546,944
405	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series	No Opt. Call	AA–	470,825
	2005, 5.500%, 10/01/26 – NPFG Insured
3,020	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association,	No Opt. Call	AA–	3,288,357
	Series 1998A, 4.750%, 6/01/28 – NPFG Insured
	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose
	Project, Series 2009:
905	5.375%, 5/01/32 – AGC Insured	5/19 at 100.00	AA	973,092
1,165	5.500%, 5/01/38 – AGC Insured	5/19 at 100.00	AA	1,255,742
1,070	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding	No Opt. Call	Aa1	1,165,968
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third	7/26 at 100.00	AA+	1,142,580
	Indenture, Series 2015B, 5.000%, 7/01/41
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012,	12/22 at 100.00	Aa2	898,671
	5.000%, 12/01/38
22,610	Total Tax Obligation/Limited			25,178,942
	Transportation – 11.5% (7.2% of Total Investments)
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2011B, 5.000%, 1/01/30	1/21 at 100.00	AA–	2,160,640
	(Alternative Minimum Tax)
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	AA–	2,223,720
2,810	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/42 (Alternative	1/22 at 100.00	AA–	2,999,984
	Minimum Tax)
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding
	Subordinate Lien Series 2014A:
2,575	5.000%, 1/01/32	1/24 at 100.00	AA–	2,946,083
3,750	5.000%, 1/01/34	1/24 at 100.00	AA–	4,257,788
1,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	Baa3	1,776,600
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
14,635	Total Transportation			16,364,815
	U.S. Guaranteed – 30.1% (19.1% of Total Investments) (5)
1,760	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	6/19 at 100.00	Aa2 (5)	1,927,974
	Housing LLC Project, Series 2009, 5.250%, 6/15/35 (Pre-refunded 6/15/19)
5,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	Aa3 (5)	5,074,599
	Project, Series 2007, 5.000%, 7/01/39 (Pre-refunded 7/01/17)
1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%,	1/19 at 100.00	A2 (5)	1,673,445
	1/01/31 (Pre-refunded 1/01/19)
265	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%,	1/19 at 100.00	A2 (5)	293,813
	1/01/31 (Pre-refunded 1/01/19)
5,100	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AA (5)	5,399,624
	8/01/35 (Pre-refunded 8/01/18) – AGM Insured
600	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/22 at 100.00	Aa1 (5)	698,010
	Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)
1,375	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	N/R (5)	1,398,733
	Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38 (Pre-refunded 7/15/17) –
	AMBAC Insured
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,000	5.000%, 6/01/32 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (5)	1,052,210
275	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (5)	289,358
1,725	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (5)	1,815,062
2,225	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewerage Revenue	6/17 at 100.00	AA– (5)	2,250,009
	Bonds, Series 2007, 5.000%, 6/01/37 (Pre-refunded 6/01/17) – NPFG Insured
1,500	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	AAA	1,506,090
	4/01/37 (Pre-refunded 4/01/17) – AGM Insured
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
765	5.000%, 2/15/33 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	849,043
765	5.125%, 2/15/40 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	851,820
3,015	5.250%, 2/15/45 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	3,368,117
	Georgia Higher Education Facilities Authority, Revenue Bonds, USG Real Estate Foundation I LLC
	Project, Series 2008:
25	6.000%, 6/15/28 (Pre-refunded 6/15/18)	6/18 at 100.00	AA (5)	26,656
125	6.000%, 6/15/28 (Pre-refunded 6/15/18)	6/18 at 100.00	AA (5)	133,278
2,500	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24 (Pre-refunded 8/01/17)	8/17 at 100.00	AAA	2,546,500
1,000	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	1,073,940
4,900	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	5,091,100
	2/01/36 (Pre-refunded 2/01/18) (UB)
2,540	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A+ (5)	2,608,250
	2007, 5.250%, 10/01/35 (Pre-refunded 10/01/17)
1,000	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series	1/19 at 100.00	Aa1 (5)	1,082,860
	2008, 5.500%, 1/01/38 (Pre-refunded 1/01/19)
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Oconee-Hard Creek
	Reservoir Project, Series 2008:
1,280	5.000%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	A2 (5)	1,329,805
695	5.000%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	A2 (5)	721,841
40,935	Total U.S. Guaranteed			43,062,137
	Utilities – 11.9% (7.5% of Total Investments)
525	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power	No Opt. Call	A+	526,171
	Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)
3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG,	1/23 at 100.00	A+	3,283,860
	5.000%, 1/01/43
1,005	Georgia Municipal Electric Authority, Project One Revenue Bonds, Subordinated Series 2007A-2,	3/17 at 100.00	AA–	1,008,538
	5.000%, 1/01/25
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
1,055	5.000%, 3/15/20	No Opt. Call	A	1,139,643
1,300	5.000%, 3/15/21	No Opt. Call	A	1,425,918
1,500	5.000%, 3/15/22	No Opt. Call	A	1,663,995
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
350	5.125%, 9/15/17	No Opt. Call	A	357,644
950	5.000%, 3/15/18	No Opt. Call	A+	983,298
2,000	5.000%, 3/15/22	No Opt. Call	A+	2,226,640
1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series	No Opt. Call	A+	881,370
	2015A, 0.000%, 1/01/32
3,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series	7/26 at 100.00	A+	3,536,400
	2016A, 5.000%, 1/01/28
16,185	Total Utilities			17,033,477
	Water and Sewer – 17.7% (11.2% of Total Investments)
260	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.750%, 11/01/30 –	No Opt. Call	AA	346,398
	AGM Insured
5	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AA	5,247
	8/01/35 – AGM Insured
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA+	573,835
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	AA+	576,630
	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B:
6,000	5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	7,256,937
300	5.000%, 10/01/35 – AGM Insured	10/26 at 100.00	AA	348,867
5,350	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A,	10/21 at 100.00	Aa3	6,054,434
	5.250%, 10/01/41
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013,	1/23 at 100.00	AA	1,122,920
	5.000%, 1/01/33
1,000	Milledgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%,	No Opt. Call	AA	1,108,000
	12/01/21 – AGM Insured
2,805	Paulding County, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series	No Opt. Call	AA	3,317,530
	2016, 5.000%, 12/01/22
2,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding	1/24 at 100.00	AA	2,257,540
	Series 2014, 5.000%, 1/01/30
2,315	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Oconee-Hard Creek	2/26 at 100.00	Aa2	2,390,469
	Reservoir Project, Series 2016, 4.000%, 2/01/38
22,035	Total Water and Sewer			25,358,807
$ 205,707	Total Long-Term Investments (cost $217,985,088)			225,914,117
	Floating Rate Obligations – (2.3)%			(3,245,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (57.3)% (6)			(81,983,196)
	Other Assets Less Liabilities – 1.7%			2,404,460
	Net Assets Applicable to Common Shares – 100%			$ 143,090,381

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$225,914,117	$ —	$225,914,117

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $214,622,995.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:

Gross unrealized:
Appreciation	$ 9,585,120
Depreciation	(1,538,863)
Net unrealized appreciation (depreciation) of investments	$ 8,046,257

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 36.3%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 28, 2017